     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

                       CREDIT SUISSE SMALL CAP VALUE FUND

THE FOLLOWING INFORMATION SUPPLEMENTS CERTAIN INFORMATION CONTAINED IN THE FUND'S PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION.

Effective November 1, 2002, the Credit Suisse Value Team will be responsible for the day-to-day management of the fund. Christopher F. Corapi will no longer serve as Portfolio Manager of the fund.

Dated: October 24, 2002                                       16-1002
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                                                                CSCSC